Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES
NOTE 12:	RELATED PARTIES

a.	Balances with related parties:

	December 31
	2017	2016

Trade receivables	$-	$226
Allowance for doubtful debts	-	(226)

Trade receivables, net (*)	$-	$-

Prepaid expenses (**)	$31	$-

(*) Related to transactions with imatrix. The Company was a minority shareholder in imatrix corp., a Japanese company (“imatrix”). In September 2015, the Company required imatrix to repurchase all imatrix shares held by the Company pursuant to certain provisions of the Companies Act of Japan. However, since the parties could not agree on the correct valuation for such shares, in November 2015, the Company petitioned the Kawasaki Branch of Yokohama District Court in Japan to determine the share valuation of the Company’s shares in imatrix Corporation. In addition, the Company had also filed a claim regarding unpaid royalties pursuant to a commercial agreement between the two parties while imatrix separately claimed damages for unlawful termination of such agreement. In April 2017, the parties reached a settlement pursuant to which imatrix paid $676 to Cyren to settle all such claims. Out of the total settlement, $226 were paid for unpaid royalties and $450 were paid on account of the imatrix shares held by the Company. The $450 is presented as other income in the consolidated statement of operations. See note 12b. for further details.

(**) Related to a software license agreement with a related party. See note 12b. for further details.

b.	Transactions with related parties:

	Year ended December 31,
	2017	2016	2015

Revenues	$-	$-	$226

Bad debt collected / (expenses) (*)	$226	$-	$(226)

Gain from sale of investment in affiliate (*)	$450	$-	$-

Software licensing expenses (**)	$21	$-	$-

(*) Transactions with imatrix. The effects arising from imatrix’s bad debt were recorded under general and administrative expenses on the consolidated statements of operations. The gain from the sale of the investment in imatrix was recorded as other income on the consolidated statements of operations.

(**) Expenses arising from a software licensing agreement which was executed in March 2017. At the time of execution, the vendor was not a related party. On December 24, 2017, upon completion of the tender offer by WP, the vendor became a related party. The expenses were recorded under research and development expenses net, on the consolidated statements of operations.